Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected income tax benefit at the federal statutory rate			$ (8,421)	$ (8,502)
State taxes, net of federal benefit			(80)	(42)
Research and development credit, net			0
Deferred tax true up			14
Non-deductible items			135	2,129
Change in valuation allowance			8,359	6,262
Total provision for income taxes	$ 1	$ 2	$ 7	$ (153)